Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified									12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item	Jun. 30, 2013 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Dec. 31, 2012 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Dec. 31, 2012 Aircraft purchase commitment with Boeing	Dec. 31, 2012 Aircraft purchase commitment with Airbus	Jun. 30, 2013 Other flight equipment purchase agreements AeroTurbine item	Dec. 31, 2012 Other flight equipment purchase agreements AeroTurbine item	Dec. 31, 2012 Aircraft purchase commitment with A320neo family aircraft item
Commitments and contingencies
Number of aircraft committed to purchase			281	229
Number of aircraft committed to purchase through sale-leaseback transactions			13	4
Number of used aircraft committed to purchase	3	5					5	1
Number of new spare engines committed to purchase			9	9			3	3
Aggregate estimated total remaining payments or purchase commitments				$ 17,500.0			$ 77.1	$ 19.4
Non-refundable deposits on purchase commitments					$ 331.1	$ 96.4
Rights to purchase additional aircraft									50